Commitments and Contingent Liabilities (Details) € in Thousands, $ in Thousands				12 Months Ended
	Jan. 09, 2020 EUR (€)	Sep. 30, 2017	Dec. 22, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Advance payments				$ 75
Rental and lease expenses				1,035	$ 1,027	$ 1,073
Participation payments				$ 5,139
Commitments and Contingent liabilities, description		In September 2017, a suit was filed against the Company in the Tel-Aviv Magistrates Court in an amount of $250.		the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through December 31, 2020, no royalties have been paid or accrued.
Finder's fee			$ 250
Automatic filing machine (in Euro) | €	€ 250
Pre-payment for automatic filing machine (in Euro) | €	€ 372